CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - CNY (¥) ¥ in Millions	1 Months Ended		12 Months Ended
	Feb. 28, 2021	Feb. 29, 2020	Dec. 31, 2020
Statement Of Cash Flows [Abstract]
Finite-lived intangible assets, cash consideration			¥ 1,000.0
First installment payment		¥ 516.0
Second installment payment	¥ 516.0